Deferred Revenue	12 Months Ended
Feb. 29, 2024
Deferred Revenue [Abstract]
DEFERRED REVENUE

18. DEFERRED REVENUE

	As of February 29/28
Figures in Rand thousands	2024	2023

Beginning balance	395,867	326,404
Amounts deferred in current financial year	474,706	353,719
Amounts released to revenue in the current financial year	(382,081)	(304,541)
Translation adjustments	(41,342)	20,285
Ending balance	447,150	395,867

Non-current liabilities	121,302	112,185
Current liabilities	325,848	283,682
	447,150	395,867

Majority of subscription revenues are billed monthly in advance and then recognized in revenue as the service is provided. In most situations, ownership of all telematics devices remain with the Group. For customers who have paid for the hardware fees and service upfront, revenue is deferred and recognized over 60 months and the expected term of the customer relationship respectively.

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period.

	As of February 29/28
Figures in Rand thousands	2024	2023

Maturities analysis
– within one year	325,848	283,682
– within two to four years	115,801	107,558
– over four years	5,501	4,627
Present value of amounts received in advance	447,150	395,867